SCHEDULE OF LEASE TERM AND DISCOUNT RATE (Details)	Jun. 30, 2026	Dec. 31, 2025
Weighted-average remaining lease term (years)
Weighted-average remaining lease term (years) operating leases	1 year 11 months 1 day	2 years 5 months 1 day
Weighted-average discount rate
Operating leases	3.50%	3.50%